SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Bank and other cash	$ 32,328	$ 10,418	$ 26,380	$ (74,081)
Total interest (expense) income	32,328	10,418	26,380	(74,081)
Lease liabilities	(427,134)	(58,026)	(491,336)	(131,291)
Other interest paid – loans	(1,604,555)	(51,690)	(847,520)	103,357
Amortization of debt discount				140,837
Total interest expense/ finance costs	(2,031,689)	(109,716)	(1,338,856)	(375,485)
Total interest (expense), net	$ (1,999,361)	$ (99,298)	$ (1,312,476)	$ 449,566